Note 8 - Common Stock - Outstanding Stock Purchase Warrants (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Number of Shares (in shares)	32,751,578	56,442,157
Weighted Average Exercise Price (in dollars per share)	$ 0.07	$ 0.14
Number of Shares (in shares)	32,751,578
Weighted Average Exercise Price (in shares)	0.07
Warrants Expiration 2 [Member]
Number of Shares (in shares)	45,000
Weighted Average Exercise Price (in dollars per share)	$ 1
Warrants Expiration 3 [Member]
Number of Shares (in shares)	567,001
Weighted Average Exercise Price (in dollars per share)	$ 1
Warrants Expiration 4 [Member]
Number of Shares (in shares)	1,483,334
Weighted Average Exercise Price (in dollars per share)	$ 0.05
Warrants Expiration 1[Member]
Number of Shares (in shares)	30,656,243
Weighted Average Exercise Price (in dollars per share)	$ 0.05